Schedule I - Condensed Financial Information of Parent (Exelon Corporate) - Debt and Credit Agreements - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 24, 2022	Dec. 31, 2021	Feb. 01, 2022	Dec. 31, 2020
Line of Credit Facility [Line Items]
Long-term debt, gross		$ 32,523		$ 30,702
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		3,700
Line of credit facility, remaining borrowing capacity		3,692
Commercial Paper
Line of Credit Facility [Line Items]
Commercial Paper		599		691
Line of credit facility, maximum borrowing capacity		3,700		3,700
Corporate, Non-Segment [Member]
Line of Credit Facility [Line Items]
Long-term debt, gross		7,289		7,589
Corporate, Non-Segment [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		600
Line of credit facility, remaining borrowing capacity		594
Corporate, Non-Segment [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 900
Corporate, Non-Segment [Member] | ShortTermDebt03232017 [Member]
Line of Credit Facility [Line Items]
Short-Term Loans		500
Corporate, Non-Segment [Member] | ShortTermDebt03242021 [Member]
Line of Credit Facility [Line Items]
Short-Term Loans		200
Corporate, Non-Segment [Member] | ShortTermDebt03312021.2 [Member]
Line of Credit Facility [Line Items]
Short-Term Loans		150
Corporate, Non-Segment [Member] | ShortTermDebt03312021.1 [Member]
Line of Credit Facility [Line Items]
Short-Term Loans		150
Corporate, Non-Segment [Member] | ShortTermDebt01242022 | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Short-Term Loans	$ 1,150
Corporate, Non-Segment [Member] | Commercial Paper
Line of Credit Facility [Line Items]
Commercial Paper		0		0
Line of credit facility, maximum borrowing capacity		$ 600		$ 600
Corporate, Non-Segment [Member] | London Interbank Offered Rate (LIBOR) [Member] | ShortTermDebt03232017 [Member]
Line of Credit Facility [Line Items]
Short-Term Loans, Interest rate terms		0.65
Corporate, Non-Segment [Member] | London Interbank Offered Rate (LIBOR) [Member] | ShortTermDebt03242021 [Member]
Line of Credit Facility [Line Items]
Short-Term Loans, Interest rate terms		0.65
Corporate, Non-Segment [Member] | London Interbank Offered Rate (LIBOR) [Member] | ShortTermDebt03312021.2 [Member]
Line of Credit Facility [Line Items]
Short-Term Loans, Interest rate terms		0.65
Corporate, Non-Segment [Member] | London Interbank Offered Rate (LIBOR) [Member] | ShortTermDebt03312021.1 [Member]
Line of Credit Facility [Line Items]
Short-Term Loans, Interest rate terms		0.65
Corporate, Non-Segment [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate at period end			1.275%
Corporate, Non-Segment [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | ShortTermDebt01242022 | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Short-Term Loans, Interest rate terms	0.75